Goodwill and Other Intangible Assets, net - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Goodwill [Roll Forward]
Balance, beginning of year	$ 1,270,120
Foreign currency impact	613
Balance, end of year	$ 1,270,733